Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Summary of trade and other receivables

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
R&D tax relief receivable	16,416	7,212
Government grants and VAT receivable	4,060	3,693
Prepayments	5,062	7,169
Other receivables	875	790
	26,413	18,864